Note 21. Stock-Based Compensation (Detail) - Intrinsic Value of Options Exercise and the Fair Value of Shares Vested: In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012 CAD	Oct. 31, 2010 USD ($)	Oct. 31, 2010 CAD
(in Dollars)		$ 62
Aggregate grant-date fair value of shares vested	454	4,518	5,920
(in Dollars)	454	$ 4,518	5,920